Solido Ventures Inc. (A Development Stage Company) Statement of Cash Flows (USD $)	0 Months Ended	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2012
Net Cash Provided by (Used in) Operating Activities
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	$ (3,750)	$ (3,835)
Adjustments, Noncash Items, to Reconcile Net Income (Loss) to Cash Provided by (Used in) Operating Activities
Adjustments, Noncash Items, to Reconcile Net Income (Loss) to Cash Provided by (Used in) Operating Activities	(3,750)	(3,750)
Increase (Decrease) in Operating Liabilities
Increase (Decrease) in Accounts Payable	0	83
Increase (Decrease) in Operating Capital	0	83
Other Operating Activities, Cash Flow Statement	0	(2)
Net Cash Provided by (Used in) Operating Activities	0	(2)
Net Cash Provided by (Used in) Financing Activities
Proceeds from Issuance of Common Stock	3,750	3,750
Net Cash Provided by (Used in) Financing Activities	3,750	3,750
Cash and Cash Equivalents, Period Increase (Decrease)	3,750	(3,752)
Cash and Cash Equivalents, at Carrying Value	3,750	3,750
Cash and Cash Equivalents, at Carrying Value		$ (2)